Assets Held by Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 27, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Assets	$ 450,908	$ 423,017	$ 431,354
Operating Segments
Segment Reporting Information [Line Items]
Assets	459,131	428,752
Operating Segments | Seating
Segment Reporting Information [Line Items]
Assets	98,916	93,238	100,809
Operating Segments | Finishing
Segment Reporting Information [Line Items]
Assets	144,403	136,371	132,371
Operating Segments | Acoustics
Segment Reporting Information [Line Items]
Assets	119,499	106,031	91,109
Operating Segments | Components
Segment Reporting Information [Line Items]
Assets	96,313	93,112	93,540
Corporate And Eliminations
Segment Reporting Information [Line Items]
Assets	$ (8,223)	$ (5,735)	$ 13,525